LONG-TERM AND OTHER DEBTS - Weighted Average All-In Interest Rate (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 110,673,348	$ 13,077,670
Revolving Credit Facility, Revolving Credit Agreement, CA
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 50,000,000
Revolving Credit Facility, Revolving Credit Agreement, CA | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%
Revolving Credit Facility, Revolving Credit Agreement, CA | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.67%
Revolving Credit Facility, Revolving Credit Agreement, CA | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.71%
Revolving Credit Facility, Revolving Credit Agreement, US
Disclosure of detailed information about borrowings [line items]
Long-term debt, carrying amount	$ 35,000,000
Revolving Credit Facility, Revolving Credit Agreement, US | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%
Revolving Credit Facility, Revolving Credit Agreement, US | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.42%
Revolving Credit Facility, Revolving Credit Agreement, US | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.80%
Revolving Credit Facility, Revolving Credit Agreement | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.46%